FINANCIAL EXPENSES	12 Months Ended
Dec. 31, 2023
FINANCIAL EXPENSES
FINANCIAL EXPENSES

3.    FINANCIAL EXPENSES

	2023	2022	2021
Third parties:
Interest on long-term debt	$366.1	$235.3	$228.0
Amortization of financing costs	8.0	5.8	6.1
Interest on lease liabilities	16.2	5.3	5.4
Interest on net defined benefit liability	0.9	3.1	5.4
(Gain) loss on foreign currency translation of short-term monetary items	(0.6)	2.8	(1.1)
Other	4.3	0.5	(3.7)
	394.9	252.8	240.1
Affiliated corporations:
Interest expense	126.2	182.5	175.5
Dividend income	(127.5)	(184.4)	(177.4)
Interest on lease liabilities	1.3	1.5	1.7
Interest income	(63.9)	(7.8)	(7.8)
	(63.9)	(8.2)	(8.0)
	$331.0	$244.6	$232.1